Cost of Revenues (Details) - Schedule of Cost of Revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenues [Abstract]
Cost of referral partners	¥ 3,017,871	¥ 2,424,579	¥ 1,581,153
Service fee paid to third-party payment platforms	129,453	104,627	62,019
Customer service costs			4,428
Amortization and depreciation	2,100	2,391	2,119
Salary and welfare benefits	7,790	2,070	2,074
Cloud service fees	1,525	1,838	1,764
Tax and surcharges and others	2,454	1,241	1,035
Total	¥ 3,161,193	¥ 2,536,746	¥ 1,654,592